Derivative Instruments Level 4 Derivative Collateral Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Security Owned and Pledged as Collateral, Fair Value	$ 48	$ 10
Margin Deposit Assets	215	165
Derivative Asset, Collateral, Obligation to Return Cash, Offset	65	188
Securities Received as Collateral	0	9
Collateral Pledged [Member]
Derivative [Line Items]
Security Owned and Pledged as Collateral, Fair Value	$ 526	$ 214